Impairment charges - Summary of impairment charges (Detail) - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2020	Jun. 30, 2019
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total impairment charge		$ (1,134)	$ (2,349)
Taxation (including related to EAUs)		101
Impairment charges, Non-controlling interests		0	1,506
Impairment charge, net amount		(1,033)	(859)
Impairment charges of consolidated balances	[1]	(1,015)	(2,349)
Impairment charges related to EAUs (pre-tax)		(148)	0
Total impairment charges in the financial information by business unit		(1,163)	(2,349)
Taxation (including related to EAUs)		130	(16)
Non-controlling interests		0	(1,506)
Impairment charge, net amount		(1,033)	(859)
Intangible assets
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total impairment charge		(4)	(1)
Property, plant and equipment
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total impairment charge		(1,011)	(2,348)
Investment in equity accounted units ('EAUs')
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total impairment charge		(119)	0
Aluminium, Alumina and Bauxite | Pacific Aluminum
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total impairment charge		(489)	0
Taxation (including related to EAUs)		17
Impairment charges, Non-controlling interests		0
Impairment charge, net amount		(472)
Non-controlling interests		0
Impairment charge, net amount		(472)
Aluminium, Alumina and Bauxite | ISAL
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total impairment charge		(204)	(109)
Taxation (including related to EAUs)		(65)
Impairment charges, Non-controlling interests		0
Impairment charge, net amount		(269)
Non-controlling interests		0
Impairment charge, net amount		(269)
Copper & Diamonds | Diavik
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total impairment charge		(441)	0
Taxation (including related to EAUs)		149
Impairment charges, Non-controlling interests		0
Impairment charge, net amount		(292)
Non-controlling interests		0
Impairment charge, net amount		(292)
Copper & Diamonds | Oyu Tolgoi
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total impairment charge		0	$ (2,240)
Taxation (including related to EAUs)		0
Impairment charges, Non-controlling interests		0
Impairment charge, net amount		0
Non-controlling interests		0
Impairment charge, net amount		$ 0

[1]	Refer to Impairment charges note on pages F-12 and F-13.